Acquisition and Divestitures - Schedule of Allocation of Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jan. 02, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets acquired:
Cash and cash equivalents		$ 5,638
Inventories		22,658
Other current assets		54,898
Property, plant and equipment		147,390
Other long-term assets		659
Trademarks		150,700
Intangible assets with finite lives		104,900
Liabilities assumed:
Accounts payable and other accruals		54,785
Income taxes and deferred taxes, net		29,159
Obligations under capital leases		21,614
Total identifiable net assets		381,285
Goodwill	999,633	227,726	772,343	765,586	762,336
Total purchase price		$ 609,011